Commitments And Contingencies Operating Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Rent Expense	$ 112	$ 107	$ 99
Operating Leases, Minimum Lease Commitments	$ 406